Segment Reporting - Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements [Abstract]
Total segment operating profits	R 1,312,333	R 1,042,502	R 881,915
Offering costs	(15,113)
Impairment of goodwill	(43,600)
Finance income	44,167	39,418	23,255
Finance cost	(50,866)	(15,822)	(10,095)
Fair value changes to derivative assets		(388)	(971)
Profit before taxation	R 1,246,921	R 1,065,710	R 894,104